                     GE Life & Annuity Separate Account 4
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1151 1/99

                                  Issued by:
                     GE Life and Annuity Assurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus describes individual flexible premium variable deferred annuity contracts (the "contracts") for individuals and qualified and non-qualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, the GE Life & Annuity Separate Account 4 (the "Separate Account") and the Guarantee Account you should know before investing. Please read this prospectus carefully and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

The minimum amount you need to purchase this contract is $25,000.

You may allocate your premium payments to the Separate Account. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below.


The Alger American Fund:
  Alger American Growth Portfolio -- Class O Shares
  Alger American Small Capitalization Portfolio -- Class O Shares

AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Growth and Income Portfolio -- Class B

Federated Insurance Series:
  Federated American Leaders Fund II -- Primary Shares
  Federated Capital Income Fund II
  Federated High Income Bond Fund II* -- Primary Shares

Fidelity Variable Insurance Products Fund:
  VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP Contrafund(R) Portfolio -- Initial Class
  VIP Equity-Income Portfolio -- Initial Class
  VIP Growth Portfolio -- Initial Class
  VIP Growth & Income Portfolio -- Initial Class
  VIP Growth Opportunities Portfolio -- Initial Class
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Overseas Portfolio -- Initial Class

GE Investments Funds, Inc.:
  Income Fund
  International Equity Fund
  Mid-Cap Value Equity Fund
  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Value Equity Fund
  Total Return Fund
  U.S. Equity Fund

Goldman Sachs Variable Insurance Trust:
  Goldman Sachs Growth and Income Fund
  Goldman Sachs Mid Cap Value Fund

Janus Aspen Series:
  Balanced Portfolio -- Institutional Shares
  Capital Appreciation Portfolio -- Institutional Shares
  Flexible Income Portfolio -- Institutional Shares
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Growth Portfolio -- Institutional Shares
  International Growth Portfolio -- Institutional Shares
  Mid Cap Growth Portfolio -- Institutional Shares
  Worldwide Growth Portfolio -- Institutional Shares

MFS(R) Variable Insurance Trust:
  MFS(R) New Discovery Series -- Service Class Shares

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
  Oppenheimer Balanced Fund/VA (formerly, Oppenheimer Multiple Strategies
   Fund/VA)
  Oppenheimer Bond Fund/VA
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer High Income Fund/VA*

PIMCO Variable Insurance Trust:
  Total Return Portfolio -- Administrative Class Shares

Salomon Brothers Variable Series Fund Inc:
  Salomon Brothers Variable Investors Fund -- Class I
  Salomon Brothers Variable Strategic Bond Fund* -- Class I
  Salomon Brothers Variable Total Return Fund -- Class I

* These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . Is NOT available in every state

   . MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolios(s) you select. You bear the investment risk of investing in the Portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the financial institution or brokerage firm.

A Statement of Additional Information, dated April 30, 2004, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:

                                1-800-352-9910;

                                or write us at:

                            6610 West Broad Street
                              Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is April 30, 2004.

Table of Contents



        Definitions................................................  6.

        Fee Tables.................................................  8
           Example.................................................  9

        Synopsis................................................... 11

        Condensed Financial Information............................ 15

        Investment Results......................................... 15

        Financial Statements....................................... 15

        The Company................................................ 16

        The Separate Account....................................... 17
           The Portfolios.......................................... 17
           Voting Rights........................................... 18
           Subaccounts............................................. 18
           Changes to the Separate Account and the Subaccounts..... 24

        Charges and Other Deductions............................... 25
           Deductions From the Separate Account.................... 26
           Other Charges........................................... 26

        The Contract............................................... 27
           Purchase of the Contract................................ 27
           Ownership............................................... 28
           Assignment.............................................. 29
           Premium Payments........................................ 29
           Valuation Day and Valuation Period...................... 30
           Allocation of Premium Payments.......................... 30
           Valuation of Accumulation Units......................... 31

        Transfers.................................................. 32
           Transfers Before the Maturity Date...................... 32
           Transfers From the Guarantee Account to the Subaccounts. 32
           Transfers From the Subaccounts to the Guarantee Account. 32
           Transfers Among the Subaccounts......................... 32
           Telephone/Internet Transactions......................... 34
           Confirmation of Transactions............................ 35
           Special Note on Reliability............................. 35
           Transfers By Third Parties.............................. 35
           Dollar Cost Averaging Program........................... 36
           Portfolio Rebalancing Program........................... 37
           Guarantee Account Interest Sweep Program................ 38

        Surrenders and Partial Surrenders.......................... 39
           Surrenders and Partial Surrenders....................... 39

     Restrictions on Distributions from Certain Contracts.................  40
     Systematic Withdrawal Program........................................  40

  Death of Owner and/or Annuitant.........................................  42
     Death Benefit At Death of Annuitant Before the Maturity Date.........  42
     When We Calculate the Death Benefit..................................  45
     Death of An Owner, Joint Owner or Annuitant Before the Maturity Date.  45
     Death of An Owner, Joint Owner or Annuitant After Income Payments
       Begin..............................................................  47

  Income Payments.........................................................  48
     Optional Payment Plans...............................................  50
     Variable Income Payments.............................................  51
     Transfers After the Maturity Date....................................  52

  Federal Tax Matters.....................................................  53
     Introduction.........................................................  53
     Taxation of Non-Qualified Contracts..................................  53
     Section 1035 Exchanges...............................................  57
     Qualified Retirement Plans...........................................  58
     Federal Income Tax Withholding.......................................  62
     State Income Tax Withholding.........................................  63
     Tax Status of the Company............................................  63
     Changes in the Law...................................................  63

  Requesting Payments.....................................................  64

  Distribution of the Contracts...........................................  66
     Principal Underwriter................................................  66
     Sales of the Contracts...............................................  66

  Additional Information..................................................  68
     Owner Questions......................................................  68
     Return Privilege.....................................................  68
     State Regulation.....................................................  68
     Evidence of Death, Age, Gender or Survival...........................  68
     Records and Reports..................................................  68
     Other Information....................................................  69
     Legal Matters........................................................  69

  Appendix A -- Example of the Death Benefit.............................. A-1

  Appendix B -- Portfolio Expenses........................................ B-1

  Appendix C -- Condensed Financial Information........................... C-1

  Appendix D -- The Guarantee Account..................................... D-1

Table of Contents for the Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

                      Annuitant -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account, if available.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available for contracts issued on or after May 1, 2003.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Maturity Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

                      Separate Account -- GE Life & Annuity Separate Account 4, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

                      Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax and contract maintenance charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
--------------------------------------------------------------------------------------------
  Surrender Charge                                                                 None
--------------------------------------------------------------------------------------------
  Transfer Charge                                                                $10.00/1/
--------------------------------------------------------------------------------------------
/1/ We reserve the right to asses a transfer charge for each transfer among the Subaccounts.
Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------
  Annual Contract Maintenance Charge                                             $25.00/1/
--------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                1.35%
--------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                    0.25%
--------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                     1.60%
--------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is $25,000 or more at the time the charge is assessed.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in Appendix B to this prospectus and in the prospectus for each Portfolio.

           Annual Portfolio Expenses/1/              Minimum Maximum
           ---------------------------------------------------------
           Total Annual Portfolio Operating Expenses
            (before fee waivers or reimbursements)    0.37%   1.35%
           ---------------------------------------------------------

                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2003. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.37% and 1.28%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLE This Example is intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment; and

                         . surrendered, annuitized, did not surrender or did
                           not annuitize your contract at the end of the stated period.

                      The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                    1 Year  3 Years  5 Years  10 Years
                                    ------- ------- --------- ---------
        Costs Based on Maximum
          Annual Portfolio Expenses $307.97 $942.05 $1,601.11 $3,364.53
        ---------------------------------------------------------------

                      Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Example does not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Example assumes:

                         . total Separate Account charges of 1.60% (deducted
                           daily at an annual effective rate of assets in the Separate Account); and

                         . an annual contract maintenance charge of $25
                           (assumed to be equivalent to 0.1% of the Contract Value).

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your premium payments to buy Accumulation Units under the Separate Account (or interests in the Guarantee Account). Should you decide to receive income payments (annuitize the contract or a portion thereof) we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on that Valuation Day. See "The Contract" provision of this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

                      What charges are associated with this contract? We assess annual charges in the aggregate at an effective annual rate of 1.60% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.35%. There is also a $25 annual contract maintenance charge which we will waive if the Contract Value is $25,000 or more at the time the charge is assessed. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

                      There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These Portfolio expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts, and they may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The
                      Contract -- Premium Payments" provision of this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

                      What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "The Death of Owner and/or Annuitant" provision of this prospectus.

                      May I transfer assets among the investment options? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations in allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. You may make transfers among the Subaccounts, as well as to and from the Guarantee Account, subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Maturity Date," and "Appendix D -- The Guarantee Account" provisions of this prospectus.

                      May I surrender the contract or take partial surrenders? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      When taking a full or partial surrender, you may be subject to income tax and, if you are younger than age
                      59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Federal Tax Matters" provision of this prospectus. A partial surrender may reduce the death benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive it and send you a refund equal to your Contract Value plus any charges we have deducted from premium payments prior to their allocation to the Separate Account (excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your premium payments (less any partial surrenders previously taken). See the "Return Privilege" provision of this prospectus for more information.

                      When are my allocations effective when purchasing this contract? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Premium Payments" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see Appendix C for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, assuming annual contract charges.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of dividends and capital gains of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 fees and/or service share fees), and the charges associated with the contract including the mortality and expense risk charge, the administrative expense charge, and the annual contract maintenance charge. See the Statement of Additional Information for more information.

Financial Statements

                      The consolidated financial statements of the Company and our subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company


                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contacts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate account, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments.
                      You may change your allocation without penalty or charges.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your premium payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

SUBACCOUNTS           You may allocate premium payments in up to 10 Subaccounts
                      of the Portfolios listed below in addition to the Guarantee Account (if available) at any one time.

                                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount                                Investment Objective                      as applicable)
                   ---------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN Alger American              Seeks long-term capital appreciation.            Fred Alger Management, Inc.
FUND               Growth Portfolio --
                   Class O Shares
                   ---------------------------------------------------------------------------------------------------------
                   Alger American Small        Seeks long-term capital appreciation.            Fred Alger Management, Inc.
                   Capitalization Portfolio --
                   Class O Shares
                   ---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein           Seeks reasonable current income and reasonable   Alliance Capital
VARIABLE PRODUCTS  Growth and Income           opportunity for appreciation through investments Management, L.P.
SERIES FUND, INC.  Portfolio -- Class B        primarily in dividend-paying common stocks of
                                               good quality.
                   ---------------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                    Subaccount                            Investment Objective                        as applicable)
                    -------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE Federated American    Seeks long-term growth of capital. Providing         Federated Investment
SERIES              Leaders Fund II --    income is a secondary objective.                     Management Company of
                    Primary Shares                                                             Pennsylvania
                    -------------------------------------------------------------------------------------------------------
                    Federated Capital     Seeks high current income and moderate capital       Federated Investment
                    Income Fund II        appreciation through both equity and fixed income    Management Company of
                                          securities that have a high relative-income          Pennsylvania (subadvised by
                                          potential.                                           Federated Investment
                                                                                               Management Company)
                    -------------------------------------------------------------------------------------------------------
                    Federated High Income Seeks high current income by investing in lower-     Federated Investment
                    Bond Fund II          rated corporate debt obligations commonly            Management Company
                                          referred to as "junk bonds."
                    -------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE   VIP Asset ManagerSM   Seeks to obtain high total return with reduced risk  Fidelity Management &
INSURANCE PRODUCTS  Portfolio             over the long-term by allocating its assets among    Research Company
FUND                                      stocks, bonds, and short-term instruments.           (subadvised by Fidelity
                                                                                               Management & Research
                                                                                               (U.K.) Inc. ("FMR U.K"),
                                                                                               Fidelity Management &
                                                                                               Research (Far East) Inc.
                                                                                               ("FMR Far East"), Fidelity
                                                                                               Investments Japan Limited
                                                                                               ("FIJ") and Fidelity
                                                                                               Investments Money
                                                                                               Management, Inc, FMR Co.,
                                                                                               Inc. ("FMRC"))
                    -------------------------------------------------------------------------------------------------------
                    VIP Contrafund(R)     Seeks long-term capital appreciation.                Fidelity Management &
                    Portfolio                                                                  Research Company
                                                                                               (subadvised by Fidelity
                                                                                               Management & Research
                                                                                               (U.K.) Inc. ("FMR U.K"),
                                                                                               Fidelity Management &
                                                                                               Research (Far East) Inc.
                                                                                               ("FMR Far East") and
                                                                                               Fidelity Investments Japan
                                                                                               Limited ("FIJ"), FMR Co.,
                                                                                               Inc. ("FMRC"))
                    -------------------------------------------------------------------------------------------------------
                    VIP Equity-Income     Seeks reasonable income. The portfolio will also     Fidelity Management &
                    Portfolio             consider the potential for capital appreciation. The Research Company
                                          portfolio's goal is to achieve a yield which         (subadvised by FMR Co.,
                                          exceeds the composite yield on the securities        Inc. ("FMRC"))
                                          comprising the Standard & Poor's 500/SM/ Index.
                                          (S&P 500(R)).
                    -------------------------------------------------------------------------------------------------------
                    VIP Growth Portfolio  Seeks to achieve capital appreciation.               Fidelity Management &
                                                                                               Research Company
                                                                                               (subadvised by FMR Co.,
                                                                                               Inc. ("FMRC"))
                    -------------------------------------------------------------------------------------------------------

                                                                                          Adviser (and Sub-Adviser(s),
               Subaccount                              Investment Objective                      as applicable)
               -------------------------------------------------------------------------------------------------------
               VIP Growth & Income       Seeks high total return through a combination of Fidelity Management &
               Portfolio                 current income and capital appreciation.         Research Company
                                                                                          (subadvised by Fidelity
                                                                                          Management & Research
                                                                                          (U.K.) Inc. ("FMR U.K"),
                                                                                          Fidelity Management &
                                                                                          Research (Far East) Inc.
                                                                                          ("FMR Far East") and
                                                                                          Fidelity Investments Japan
                                                                                          Limited ("FIJ"), FMR Co.,
                                                                                          Inc. ("FMRC"))
               -------------------------------------------------------------------------------------------------------
               VIP Growth                Seeks to provide capital growth.                 Fidelity Management &
               Opportunities Portfolio                                                    Research Company
                                                                                          (subadvised by Fidelity
                                                                                          Management & Research
                                                                                          (U.K.) Inc. ("FMR U.K"),
                                                                                          Fidelity Management &
                                                                                          Research (Far East) Inc.
                                                                                          ("FMR Far East") and
                                                                                          Fidelity Investments Japan
                                                                                          Limited ("FIJ"), FMR Co.,
                                                                                          Inc. ("FMRC"))
               -------------------------------------------------------------------------------------------------------
               VIP Mid Cap               Seeks long-term growth of capital.               Fidelity Management &
               Portfolio -- Service                                                       Research Company
               Class 2                                                                    (subadvised by Fidelity
                                                                                          Management & Research
                                                                                          (U.K.) Inc. ("FMR U.K") and
                                                                                          Fidelity Management &
                                                                                          Research Far East Inc.
                                                                                          ("FMR Far East"))
               -------------------------------------------------------------------------------------------------------
               VIP Overseas Portfolio    Seeks long-term growth of capital.               Fidelity Management &
                                                                                          Research Company
                                                                                          (subadvised by FMR Co.,
                                                                                          Inc. ("FMRC"))
               -------------------------------------------------------------------------------------------------------
GE INVESTMENTS Income Fund               Seeks maximum income consistent with prudent     GE Asset Management
FUNDS, INC.                              investment management and the preservation of    Incorporated
                                         capital.
               -------------------------------------------------------------------------------------------------------
               International Equity Fund Seeks long-term growth of capital.               GE Asset Management
                                                                                          Incorporated
               -------------------------------------------------------------------------------------------------------
               Mid-Cap Value Equity      Seeks long-term growth of capital and future     GE Asset Management
               Fund                      income.                                          Incorporated
               -------------------------------------------------------------------------------------------------------
               Money Market Fund         Seeks a high level of current income consistent  GE Asset Management
                                         with the preservation of capital and the         Incorporated
                                         maintenance of liquidity.
               -------------------------------------------------------------------------------------------------------
               Premier Growth Equity     Seeks long-term growth of capital and future     GE Asset Management
               Fund                      income rather than current income.               Incorporated
               -------------------------------------------------------------------------------------------------------
               Real Estate Securities    Seeks maximum total return through current       GE Asset Management
               Fund                      income and capital appreciation.                 Incorporated (subadvised by
                                                                                          Seneca Capital Management)
               -------------------------------------------------------------------------------------------------------

                                                                                                 Adviser (and Sub-Adviser(s),
                   Subaccount                               Investment Objective                        as applicable)
                   ----------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund1    Seeks capital and accumulation of income that       GE Asset Management
                                             corresponds to the investment return of the         Incorporated (subadvised
                                             Standard & Poor's 500 Composite Stock Index.        by SSgA Funds
                                                                                                 Management, Inc.)
                   ----------------------------------------------------------------------------------------------------------
                   Small-Cap Value Equity    Seeks long-term growth of capital.                  GE Asset Management
                   Fund                                                                          Incorporated (subadvised by
                                                                                                 Palisade Capital
                                                                                                 Management LLC)
                   ----------------------------------------------------------------------------------------------------------
                   Total Return Fund         Seeks the highest total return composed of          GE Asset Management
                                             current income and capital appreciation, as is      Incorporated
                                             consistent with prudent investment risk.
                   ----------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund          Seeks long-term growth of capital.                  GE Asset Management
                                                                                                 Incorporated
                   ----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS      Goldman Sachs Growth      Seeks long-term growth of capital and growth of     Goldman Sachs Asset
VARIABLE INSURANCE and Income Fund           income.                                             Management, L. P.
TRUST              ----------------------------------------------------------------------------------------------------------
                   Goldman Sachs Mid Cap     Seeks long-term capital appreciation.               Goldman Sachs Asset
                   Value Fund                                                                    Management, L. P.
                   ----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio        Seeks long-term capital growth consistent with      Janus Capital
                                             preservation of capital and balanced by current     Management LLC
                                             income.
                   ----------------------------------------------------------------------------------------------------------
                   Capital Appreciation      A non-diversified/2/ portfolio that seeks long-term Janus Capital
                   Portfolio                 growth of capital.                                  Management LLC
                   ----------------------------------------------------------------------------------------------------------
                   Flexible Income Portfolio Seeks maximum total return, consistent with         Janus Capital
                                             preservation of capital.                            Management LLC
                   ----------------------------------------------------------------------------------------------------------
                   Global Life Sciences      Seeks long-term growth of capital.                  Janus Capital
                   Portfolio -- Service                                                          Management LLC
                   Shares
                   ----------------------------------------------------------------------------------------------------------
                   Global Technology         A non-diversified/2/ portfolio that seeks long-term Janus Capital
                   Portfolio -- Service      growth of capital.                                  Management LLC
                   Shares
                   ----------------------------------------------------------------------------------------------------------
                   Growth Portfolio          Seeks long-term growth of capital in a manner       Janus Capital
                                             consistent with the preservation of capital.        Management LLC
                   ----------------------------------------------------------------------------------------------------------
                   International Growth      Seeks long-term growth of capital.                  Janus Capital
                   Portfolio                                                                     Management LLC
                   ----------------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.
                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                         Subaccount                               Investment Objective
                         -----------------------------------------------------------------------------
                         Mid Cap Growth            Seeks long-term growth of capital.
                         Portfolio
                         -----------------------------------------------------------------------------
                         Worldwide Growth          Seeks long-term growth of capital.
                         Portfolio
                         -----------------------------------------------------------------------------
MFS(R) VARIABLE          MFS(R) New Discovery      Seeks capital appreciation.
INSURANCE TRUST          Series -- Service Class
                         Shares
                         -----------------------------------------------------------------------------
OPPENHEIMER              Oppenheimer Aggressive    Seeks capital appreciation by investing in "growth
VARIABLE ACCOUNT         Growth Fund/VA            type" companies.
FUNDS
                         -----------------------------------------------------------------------------
                         Oppenheimer Balanced      Seeks a high total investment return which
                         Fund/VA (formerly,        includes current income and capital appreciation
                         Oppenheimer Multiple      in the values of its shares.
                         Strategies Fund/VA)
                         -----------------------------------------------------------------------------
                         Oppenheimer Bond          Seeks a high level of current income. As a
                         Fund/VA                   secondary objective, the fund seeks capital
                                                   appreciation when consistent with its primary
                                                   objective.
                         -----------------------------------------------------------------------------
                         Oppenheimer Capital       Seeks capital appreciation by investing in
                         Appreciation Fund/VA      securities of well-known, established companies.
                         -----------------------------------------------------------------------------
                         Oppenheimer High          Seeks a high level of current income from
                         Income Fund/VA            investment in high-yield fixed-income securities.
                         -----------------------------------------------------------------------------
PIMCO VARIABLE           Total Return Portfolio -- Seeks maximum total return, consistent with
INSURANCE TRUST          Administrative Class      preservation of capital and prudent investment
                         Shares                    management.
                         -----------------------------------------------------------------------------
SALOMON BROTHERS         Salomon Brothers          Seeks long-term growth of capital. Income is a
VARIABLE SERIES FUND INC Variable Investors        secondary objective.
                         Fund -- Class I
                         -----------------------------------------------------------------------------
                         Salomon Brothers          Seeks to maximize total return, consistent with
                         Variable Strategic Bond   the preservation of capital.
                         Fund -- Class I
                         -----------------------------------------------------------------------------
                         Salomon Brothers          Seeks to obtain above-average income (compared
                         Variable Total Return     to a portfolio entirely invested in equity
                         Fund -- Class I           securities). The fund's secondary objective is to
                                                   take advantage of opportunities to achieve growth
                                                   of capital and income.
                         -----------------------------------------------------------------------------

                                                   Adviser (and Sub-Adviser(s),
               Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.                 Janus Capital
                          Management LLC
-------------------------------------------------------------------------------
Seeks long-term growth of capital.                 Janus Capital
                          Management LLC
-------------------------------------------------------------------------------
Seeks capital appreciation.                        Massachusetts Financial
  Services Company ("MFS(R)")

-------------------------------------------------------------------------------
Seeks capital appreciation by investing in "growth OppenheimerFunds, Inc.
type" companies.

-------------------------------------------------------------------------------
Seeks a high total investment return which         OppenheimerFunds, Inc.
includes current income and capital appreciation
in the values of its shares.

-------------------------------------------------------------------------------
Seeks a high level of current income. As a         OppenheimerFunds, Inc.
secondary objective, the fund seeks capital
appreciation when consistent with its primary
objective.
-------------------------------------------------------------------------------
Seeks capital appreciation by investing in         OppenheimerFunds, Inc.
securities of well-known, established companies.
-------------------------------------------------------------------------------
Seeks a high level of current income from          OppenheimerFunds, Inc.
investment in high-yield fixed-income securities.
-------------------------------------------------------------------------------
Seeks maximum total return, consistent with        Pacific Investment
preservation of capital and prudent investment     Management Company LLC
management.
-------------------------------------------------------------------------------
Seeks long-term growth of capital. Income is a     Salomon Brothers Asset
secondary objective.                               Management Inc

-------------------------------------------------------------------------------
Seeks to maximize total return, consistent with    Salomon Brothers Asset
the preservation of capital.                       Management Inc

-------------------------------------------------------------------------------
Seeks to obtain above-average income (compared     Salomon Brothers Asset
to a portfolio entirely invested in equity         Management Inc
securities). The fund's secondary objective is to
take advantage of opportunities to achieve growth
of capital and income.
-------------------------------------------------------------------------------

                      Not all of these Portfolios may be available in all states or in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor may pay us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

                      We may also receive service share fees from certain of the Portfolios. These fees are deducted from Portfolio assets attributable to the contracts, and are for the administrative services we provide to those Portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, may receive 12b-1 fees deducted from certain Portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the Portfolios. Because service share fees and 12b-1 fees are paid out of Portfolio assets on an ongoing basis, over time they will increase the cost of an investment in Portfolio shares.

CHANGES TO THE        We reserve the right, within the law, to make additions,
SEPARATE              deletions and substitutions for the Portfolios. We may
ACCOUNT AND           substitute shares of other portfolios for shares already
THE SUBACCOUNTS       purchased, or to be purchased in the future, under the
                      contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940
                      Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and costs of contract benefits through fees and charges imposed under the contracts. See the "Distribution of the Contracts" provision of this prospectus.

                      All of the charges described in this section apply to assets allocated to the Separate Account. If the Guarantee Account is available, all assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering annuity payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM       We deduct from the Separate Account an amount, computed
THE SEPARATE          daily, equal to an annual rate of 1.60% of the daily net
ACCOUNT               assets of the Separate Account. The charge consists of an
                      administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.35%. These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

ANNUAL CONTRACT       We will deduct an annual contract maintenance charge of
MAINTENANCE           $25 from your Contract Value to compensate us for certain
CHARGE                administrative expenses incurred in connection with the
                      contract. We will deduct the charge at each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $25,000 or more.

                      We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If the Guarantee Account is available, and there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from premium payments
                      or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE       If you wish to purchase a contract, you must apply for it
CONTRACT              through an authorized sales representative. The sales
                      representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Distribution of the Contracts" provision of this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two Valuation Days after we receive the order. While attempting to finish an incomplete application, we may hold the initial premium payment for no more than five Valuation Days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two Valuation Days. We apply any additional premium payments you make on the Valuation Day we receive them at our Home Office.

                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85 at the time of application, unless we approve a different age.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay Federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information, if joint ownership is requested after the contract is issued.

                      During the Annuitant's life, you can change any non-natural owner to another non-natural owner.

                      Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

                         . your Maturity Date (your Maturity Date must be a
                           date at least 12 months from the date the contract is issued);

                         . your optional payment plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (if available); and

                         . the owner, joint owner, primary beneficiary,
                           contingent beneficiary, and contingent Annuitant upon written notice to our Home Office, provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living.
                      Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuity Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM               You may make premium payments to us at any frequency and
PAYMENTS              in the amount you select, subject to certain
                      restrictions. You must obtain our prior approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial premium payment is $25,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts, and $100 for other Qualified Contracts.

VALUATION DAY         We will value Accumulation and Annuity Units once daily
AND VALUATION         at the close of regular trading (currently 4:00 p.m.
PERIOD                Eastern Time) on each day the New York Stock Exchange is
                      open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF         We place premium payments into the Subaccounts, each of
PREMIUM               which invests in shares of a corresponding Portfolio
PAYMENTS              and/or the Guarantee Account (if available), according to
                      your instructions. You may allocate premium payments to up to 10 Subaccounts plus the Guarantee Account (if available) at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

                      Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any premium payments made after we receive notice of the change.

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




VALUATION OF          Partial surrenders, surrenders and/or payment of a death
ACCUMULATION          benefit all result in the cancellation of an appropriate
UNITS                 number of Accumulation Units. We cancel Accumulation
                      Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, surrender or payment of a death benefit. The
                      Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers


TRANSFERS             All contract owners may transfer all or a portion of
BEFORE THE            their assets between and among the Subaccounts of the
MATURITY DATE         Separate Account and the Guarantee Account, on any
                      Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. If the Guarantee Account is available, owners may not transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

                      We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM        Where the Guarantee Account is available, we may limit
THE GUARANTEE         and/or restrict transfers from the Guarantee Account to
ACCOUNT TO THE        the Subaccounts. For any allocation from the Guarantee
SUBACCOUNTS           Account to the Subaccounts, the limited amount will not
                      be less than any accrued interest on that allocation plus
                      25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM        We may also restrict certain transfers from the
THE SUBACCOUNTS       Subaccounts to the Guarantee Account (if available). We
TO THE GUARANTEE      reserve the right to prohibit or limit transfers from a
ACCOUNT               Subaccount to the Guarantee Account during the six-month
                      period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG       All contract owners may submit 12 Subaccount transfers
THE SUBACCOUNTS       each calendar year by U.S. Mail, voice response,
                      internet, telephone or facsimile. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, internet, telephone or facsimile will not be accepted under any circumstances. In addition, owners wishing to cancel a written Subaccount transfer, you must also cancel it in writing by U.S. Mail or by overnight delivery service. We will process the cancellation request as of the

                      Valuation Day the cancellation request is received at our Home Office. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      The restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program.

                      Sometimes, we may not honor transfer requests. We may not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

                        (2) the transfer is a result of more than one trade
                            involving the same Subaccount within a 30-day period; or

                        (3) the transfer would adversely affect Accumulation
                            Unit values.

                      We also may not honor transfers made by third parties (see the "Transfers by Third Parties" provision). We will treat all contract owners equally with respect to transfer requests.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/            All contract owners may make their first 12 transfers
INTERNET              among the Subaccounts or between the Subaccounts and the
TRANSACTIONS          Guarantee Account, by calling or electronically
                      contacting us provided we receive written authorization at our Home Office to execute such transactions prior to such request. Transactions that can be conducted over the telephone and internet include, but are not limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/internet instructions;

                        (2) confirming the telephone/internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and internet transactions.

                      We may delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement to protect
                            our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON       Please note that the internet or our telephone system may
RELIABILITY           not always be available. Any computer or telephone
                      system, whether it is yours, your internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

                      Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted. These procedures will not, however, prevent owners from making their own transfer requests.

DOLLAR COST           Dollar Cost Averaging permits you to systematically
AVERAGING             transfer on a monthly or quarterly basis a set dollar
PROGRAM               amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund and/or the
                      Guarantee Account, to any combination of other
                      Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
                      Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program
                      by:

                        (1) electing it on your application;

                        (2) contacting an authorized sales representative; or

                        (3) contacting us at 1-800-352-9910.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period. We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the enhanced Dollar Cost

                      Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in enhanced Dollar Cost Averaging as of that Valuation Day.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawals program.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO             Once your premium payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from the Portfolio Rebalancing program.

GUARANTEE             You may instruct us to transfer interest earned on your
ACCOUNT               assets in the Guarantee Account to the Subaccounts to
INTEREST SWEEP        which you are allocating premium payments, in accordance
PROGRAM               with your allocation instructions in effect on the date
                      of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Surrenders


SURRENDERS AND        We will allow you to totally surrender your contract or
PARTIAL               surrender of a portion of your Contract Value at any time
SURRENDERS            before the Maturity Date upon your written request,
                      subject to the conditions discussed below.

                      We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of the annual
                            contract maintenance charge, if applicable, and any optional rider charge(s)) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial surrender, you may indicate in writing or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable premium tax will be taken from the amount surrendered unless otherwise requested.

                      We may delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

                      Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

RESTRICTIONS ON       Section 830.105 of the Texas Government Code permits
DISTRIBUTIONS         participants in the Texas Optional Retirement Program to
FROM CERTAIN          surrender their interest in a variable annuity contract
CONTRACTS             issued under the Texas Optional Retirement Program only
                      upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

                        (2) retirement;

                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.

                      If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC            The Systematic Withdrawal program allows you to take
WITHDRAWAL            Systematic Withdrawals of a specified dollar amount (in
PROGRAM               equal installments of at least $100) on a monthly,
                      quarterly, semi-annual or annual basis. Your payments can begin at any time after 30-days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $25,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

                      We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. In addition, your Systematic Withdrawal amount may be affected if you take an additional partial surrender. See the "Requesting Payments" provision of this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on the taxable portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30-days written notice to owners.

Death of Owner and/or Annuitant


DEATH BENEFIT         If the Annuitant dies before income payments begin,
AT DEATH OF           regardless of whether the Annuitant is also an owner or
ANNUITANT             joint owner of the contract, the amount of proceeds
BEFORE THE            available for the designated beneficiary (as defined
MATURITY DATE         below) is the death benefit. (This death benefit may be
                      referred to as the "Annual EstateProtector/SM/" in our marketing materials.) Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract was
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      For contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2003 or prior to the date on which state insurance authorities approve applicable contract modifications the Basic Death Benefit will be as follows:

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date we receive due
                            proof of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

                        (1) the greatest sum of (a) and (b), where:

                            (a) is the Contract Value on any contract
                                anniversary occurring prior to the Annuitant's 80th birthday; and

                            (b) is premium payments received after such
                                contract anniversary.

                                The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders taken since the applicable contract anniversary.

                        (2) the Contract Value as of the date we receive due
                            proof of death; and

                        (3) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

                      If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date we receive due
                            proof of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to partial surrenders.

                      We will adjust the death benefit for partial surrenders (including partial surrenders immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial surrender reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

                      Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

                      For contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

                      The death benefit equals the sum of (a) and (b) where:

                        (a) the Contract Value as of the date we receive due
                            proof of death; and

                        (b) is the excess, if any, of the unadjusted death
                            benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

                      The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

                        (1) the greatest sum of (a) and (b), where:

                            (a) is the Contract Value on any contract
                                anniversary occurring prior to the Annuitant's 80th birthday; and

                            (b) is premium payments received after such
                                contract anniversary.

                            The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders taken since the applicable contract anniversary.

                        (2) the Contract Value as of the date of death; and

                        (3) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

                      If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders.

                      We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

                      Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

WHEN WE               We will calculate the death benefit on the date we
CALCULATE THE         receive due proof of death at our Home Office. Until we
DEATH BENEFIT         receive complete written instructions satisfactory to us
                      from the beneficiary(ies), assets will remain allocated to the Subaccounts and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN           In certain circumstances, Federal tax law requires that
OWNER, JOINT          distributions be made under this contract upon the first
OWNER, OR             death of:
ANNUITANT
BEFORE THE
MATURITY DATE
                         . an owner or joint owner; or

                         . the Annuitant or Joint Annuitant (if any owner is a
                           non-natural entity).

                      The discussion below describes the methods available for distributing the value of the contract upon death.

                      At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owners;

                        (2) primary beneficiary;

                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      The designated beneficiary will then be treated as the sole owner of the contract. If there is more than one designated beneficiary, each one will be treated separately in applying the tax law's rules described below.

                      Distribution rules: Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

                         . Spouses -- If the designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate.
                           The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract
                           Value will be allocated to the Subaccounts and/or the Guarantee Account (if available) using the premium payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death.
                           Any death benefit will be based on the new
                           Annuitant's age as of the date we receive due proof of death of the original owner rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in one lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision);

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

                            (3) apply the Surrender Value to provide a monthly
                                income benefit under Optional Payment Plan (1) or (2) (for a period of 5 or more years.) The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum payment any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

                      Under payment choices (1) or (2), the contract will terminate upon payment of the entire Surrender Value. Under payment choice (3), this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

                      Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                                Amount of
                   Person who died            Proceeds Paid
                   -----------------------------------------
                   owner or joint owner      Surrender Value
                   (who is not an Annuitant)
                   -----------------------------------------
                   owner or joint owner      Death Benefit
                   (who is an Annuitant)
                   -----------------------------------------
                   Annuitant                 Death Benefit

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN           After income payments begin, if an owner, joint owner,
OWNER, JOINT          Annuitant, or designated beneficiary dies while the
OWNER, OR             contract is in force, payments that are already being
ANNUITANT AFTER       made under the contract will be made at least as rapidly
INCOME PAYMENTS       as under the method of distribution in effect at the time
BEGIN                 of death, notwithstanding any other provision of the
                      contract.

Income Payments

                      The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least 12 months from the date the contract is issued. The Maturity Date may be changed in one year increments up until the time income payments begin. You may change the Maturity Date within one year of the last scheduled Maturity Date. To change the Maturity Date, send a written notice to our Home Office before the Maturity Date then in effect. We reserve the right to establish a maximum Maturity Date. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date you selected. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Maturity Date, provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or Joint Life and Survivor Income with 10 years certain plan variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum. See the "Requesting Payments" provision of this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      Payments will continue for the life of the surviving Annuitant under the Joint Life and Survivor Income with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

                      The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount paid to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant(s)' settlement age, and if applicable gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant(s) or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts measured between the day that the last payment was made, and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts measured between the day that the last payment was made, and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make annuity payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. (See the "Requesting Payments" provision of this prospectus.) Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                        (1) the Surrender Value on the Valuation Day
                            immediately preceding your Maturity Date;

                        (2) the settlement age on the Maturity Date, and if
                            applicable, the gender of the Annuitant(s);

                        (3) the specific payment plan you choose; and

                        (4) if you elect variable income payments, the
                            investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL              The following optional payment plans are available under
PAYMENT PLANS         the contract:

                         Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                         Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                         Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                         Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                         Plan 5 -- Joint Life and Survivor Income. This option provides for monthly payments to be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plans 2, 3 or 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE INCOME       The monthly amount of your first variable income payment
PAYMENTS              will equal your Surrender Value on the Valuation Day
                      immediately preceding your Maturity Date, multiplied by the monthly payment rate for the payment plan you choose
                      (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

                      Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
MATURITY DATE         payments once each calendar year. The transfer will be
                      effective as of the end of the Valuation Period during which we receive the written transfer request at our Home
                      Office. We reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters



INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law does generally not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Maturity Date must not occur near the
                           end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the

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                      contract as an agent for an individual. However, this
                      exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct
                      the investment of assets.   In some circumstances, owners
                      of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

                      Age at which annuity payments must begin. Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments of the contract's premiums paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

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                      No guarantees regarding tax treatment.  We make no
                      guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial and total surrenders. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit. It is possible that all or a portion of these charges could be treated as surrenders from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of annuity payments. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your annuity payment.

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                      Pursuant to the Code, you will pay tax on the full amount
                      of your annuity payments once you have recovered the total amount of the "investment in the contract." If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 if the payee is at an advanced age.

                      Taxation of death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Maturity Date.

                      Taxation of death benefit if paid before the Maturity
                      Date:

                         . The death benefit is taxed in the same manner as
                           annuity payments if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender.

                      Taxation of death benefit if paid after the Maturity Date:

                         . If received in accordance with the existing optional
                           payment plan, the death benefit is excludible from income to the extent that it does not exceed the unrecovered "investment in the contract." All annuity payments in excess of the unrecovered "investment in the contract" are includible in income.

                         . If received in a lump sum, the tax law imposes tax
                           on the death benefit to the extent it exceeds the unrecovered "investment in the contract."

                      Penalty taxes payable on surrenders, partial surrenders or annuity payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or annuity payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);


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                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payment, a total surrender, or a partial surrender that you must include in income. For example:

                         . if you purchase a contract described by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial surrender or an
                           annuity payment that you must include in income; and

                         . the amount that might be subject to a penalty tax.

SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

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QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called a "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision like the optional death benefit provisions in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

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                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting

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



                      through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of premium
                           payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

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                         . the Code does not allow a deduction for premium
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs and April 1 following the later of 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" generally do not apply to a Roth IRA before the owner's death.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions.   The
                      Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

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                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers:   The direct rollover rules apply to
                      certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL               We will withhold and remit to the IRS a part of the
INCOME TAX            taxable portion of each distribution made under a
WITHHOLDING           contract unless the distributee notifies us at or before
                      the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial or total surrender, or annuity payment, we will send you forms that explain the withholding requirements.

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STATE                 If required by the law of your state, we will also
INCOME TAX            withhold state income tax from the taxable portion of
WITHHOLDING           each distribution made under the contract, unless you
                      make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF         Under existing Federal income tax laws, we do not pay tax
THE COMPANY           on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN            This discussion is based on the Code, IRS regulations,
THE LAW               and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amount as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms. State law requires that we reserve the right to defer payments from the Guarantee Account for a partial surrender or total surrender for up to six months from the date we receive your payment request.

                      In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

                      We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

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                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

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Distribution of the Contracts


PRINCIPAL             Capital Brokerage Corporation (doing business in Indiana,
UNDERWRITER           Minnesota, New Mexico, and Texas as GE Capital Brokerage
                      Corporation) (collectively "Capital Brokerage") is the distributor and principal underwriter of the contracts.
                      Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 3001 Summer Street, 2nd
                      Floor, Stamford, Connecticut, 06905. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the NASD.

SALES OF THE          Capital Brokerage offers the contracts through registered
CONTRACTS             representatives who are registered with the NASD and with
                      the states in which they do business. More information about Capital Brokerage and the registered representatives is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

                      We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 1.4% of your aggregate premium payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of premium payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first contract year.

                      Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

                      We may offer a range of initial commission and trail commission options (which will take into account, among other things, the length of time the premium payments have been held under the contract and Contract Values).

                      We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature and similar services. In addition, registered representatives may be eligible for non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

                      We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value.

                      Capital Brokerage also receives 12b-1 fees from AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Janus Aspen Series and MFS(R) Variable Insurance Trust.

Additional Information


OWNER QUESTIONS       The obligations to owners under the contracts are ours.
                      Please direct your questions and concerns to us at our Home Office.

RETURN                Within 10 days after you receive the contract (or such
PRIVILEGE             longer period as may be required by applicable law), you
                      may cancel it for any reason by delivering or mailing it postage prepaid to:

                                        GE Life and Annuity Assurance Company
                                        Annuity New Business
                                        6610 West Broad Street
                                        Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires otherwise, the amount of the refund you receive will equal your Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation as of the date we receive the contract. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states you may have more than 10 days to return the contract for a refund.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the Commonwealth of Virginia, we are subject
                      to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF           We may require proof of the age, gender or survival of
DEATH, AGE,           any person or persons before acting on any applicable
GENDER OR             contract provision.
SURVIVAL


RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and, if applicable, the Guarantee

                      Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS         We, like other insurance companies, are involved in
                      lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, the ultimate outcome of which, and any effect on us, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

                      We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000 as a class action on behalf of all persons who purchased certain of our universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. No class has been certified. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003, to settle the case on a nationwide class action basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The settlement documents have not been finalized, nor has any proposed settlement been submitted to the proposed class or for court approval, and a final settlement is not certain. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon court approval of the class and related settlement, the number of individuals who ultimately will seek relief in the claim form process of any approved class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled.

                      Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Appendix A
Example of the Death Benefit

BASIC DEATH           The following examples are for contracts issued on or
BENEFIT               after the later of May 15, 2001 or the date on which
                      state insurance authorities approve applicable contract modifications.

                      The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional premium payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant's age is 70 on the Contract Date then:


                                                                         Basic
                                          Annuitant's End of Contract    Death
                                              Age      Year   Value     Benefit
                                          --------------------------------------
                                              71         1   $ 103,000 $ 103,000
                                              72         2     110,000   110,000
                                              73         3      80,000   110,000
                                              74         4     120,000   120,000
                                              75         5     130,000   130,000
                                              76         6     150,000   150,000
                                              77         7     160,000   160,000
                                              78         8     130,000   160,000
                                          --------------------------------------


                      Partial surrenders will reduce the death benefit by the proportion that the partial surrender (including any applicable premium tax assessed) reduces your Contract Value. For example:

                                                                         Basic
                                                       Premium Contract  Death
                                                Date   Payment  Value   Benefit
                                               ---------------------------------
                                               3/31/04 $25,000 $ 25,000 $ 25,000
                                               3/31/12           50,000   50,000
                                               3/31/13           35,000   50,000
                                               ---------------------------------

                      If a partial surrender of $17,500 is taken on March 31, 2013, the death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced by 50% by the partial surrender ($35,000 to $17,500).

                      This is true only if the death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      The following examples are for contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications.

BASIC DEATH           The purpose of this example is to show how the unadjusted
BENEFIT               death benefit works based on purely hypothetical values
                      and is not intended to depict investment performance of the contract.

                      Example: Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional premium payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 70 on the Contract Date, then:

                                                 Unadjusted
                     Annuitant's End of Contract   Death
                         Age      Year   Value    Benefit
                     --------------------------------------
                         71         1   $103,000  $103,000
                         72         2    110,000   110,000
                         73         3     80,000   110,000
                         74         4    120,000   120,000
                         75         5    130,000   130,000
                         76         6    150,000   150,000
                         77         7    160,000   160,000
                         78         8    130,000   160,000
                     --------------------------------------

                      Partial surrenders will reduce the death benefit by the proportion that the partial surrender (including any premium tax assessed) reduces your Contract Value. For example:

                                                                      Unadjusted
                                                     Premium Contract   Death
                                              Date   Payment  Value    Benefit
                                             -----------------------------------
                                             3/31/04 $25,000 $ 25,000  $ 25,000
                                             3/31/12           50,000    50,000
                                             3/31/13           35,000    50,000
                                             -----------------------------------

                      If a partial surrender of $17,500 is made on March 31, 2013, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced by 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Appendix B
Portfolio Expenses

Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, before any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                              Total
                                                                                                            Underlying
                                                                   Management 12b-1 Administrative  Other   Portfolio
                                                                      Fees    Fees     Expenses    Expenses  Expenses
----------------------------------------------------------------------------------------------------------------------

The Alger American Fund
----------------------------------------------------------------------------------------------------------------------
  Alger American Growth Portfolio -- Class O Shares                   0.75%    N/A        N/A        0.10%     0.85%
  Alger American Small Capitalization Portfolio -- Class O Shares     0.85     N/A        N/A        0.12      0.97

AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B            0.63    0.25        N/A        0.03      0.91

Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated American Leaders Fund II -- Primary Shares                0.75     N/A       0.25        0.15      1.15
  Federated Capital Income Fund II                                    0.75     N/A       0.25        0.35      1.35
  Federated High Income Bond Fund II -- Primary Shares                0.60     N/A       0.25        0.15      1.00

Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager Portfolio -- Initial Class                        0.53    0.00        N/A        0.10      0.63
  VIP Contrafund(R) Portfolio -- Initial Class                        0.58    0.00        N/A        0.09      0.67
  VIP Equity-Income Portfolio -- Initial Class                        0.48    0.00        N/A        0.09      0.57
  VIP Growth Portfolio -- Initial Class                               0.58    0.00        N/A        0.09      0.67
  VIP Growth & Income Portfolio -- Initial Class                      0.48    0.00        N/A        0.11      0.59
  VIP Growth Opportunities Portfolio -- Initial Class                 0.58    0.00        N/A        0.14      0.72
  VIP Mid Cap Portfolio -- Service Class 2                            0.58    0.25        N/A        0.12      0.95
  VIP Overseas Portfolio -- Initial Class                             0.73    0.00        N/A        0.17      0.90

GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         0.50     N/A        N/A        0.05      0.55
  International Equity Fund                                           1.00     N/A        N/A        0.19      1.19
  Mid-Cap Value Equity Fund                                           0.65     N/A        N/A        0.04      0.69
  Money Market Fund                                                   0.39     N/A        N/A        0.04      0.43
  Premier Growth Fund                                                 0.65     N/A        N/A        0.05      0.70
  Real Estate Securities Fund                                         0.85     N/A        N/A        0.04      0.89
  S&P(R) 500 Index Fund                                               0.35     N/A        N/A        0.02      0.37
  Small-Cap Value Equity Fund                                         0.80     N/A        N/A        0.06      0.86
  Total Return Fund                                                   0.48     N/A        N/A        0.09      0.57
  U.S. Equity Fund                                                    0.55     N/A        N/A        0.06      0.61

Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Growth and Income Fund                                0.75     N/A        N/A        0.45      1.20
  Goldman Sachs Mid Cap Value Fund                                    0.80     N/A        N/A        0.11      0.91

Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Institutional Shares                          0.65    0.00        N/A        0.02      0.67
  Capital Appreciation Portfolio -- Institutional Shares              0.65    0.00        N/A        0.03      0.68
  Flexible Income Portfolio -- Institutional Shares                   0.60    0.00        N/A        0.04      0.64
  Global Life Sciences Portfolio -- Service Shares                    0.65    0.25        N/A        0.32      1.22
  Global Technology Portfolio -- Service Shares                       0.65    0.25        N/A        0.20      1.10
  Growth Portfolio -- Institutional Shares                            0.65    0.00        N/A        0.02      0.67
  International Growth Portfolio -- Institutional Shares              0.65    0.00        N/A        0.11      0.76
  Mid Cap Portfolio -- Institutional Shares                           0.65    0.00        N/A        0.02      0.67
  Worldwide Growth Portfolio -- Institutional Shares                  0.65    0.00        N/A        0.06      0.71
----------------------------------------------------------------------------------------------------------------------

                                                                                                           Total
                                                                                                         Underlying
                                                                Management 12b-1 Administrative  Other   Portfolio
                                                                   Fees    Fees     Expenses    Expenses  Expenses
-------------------------------------------------------------------------------------------------------------------

MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares              0.90%   0.25%      N/A         0.14%     1.29%

Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA                            0.68     N/A       N/A         0.02      0.70
  Oppenheimer Balanced Fund/VA (formerly, Oppenheimer Multiple
   Strategies Fund/VA)                                             0.73     N/A       N/A         0.03      0.76
  Oppenheimer Capital Appreciation Fund/VA                         0.65     N/A       N/A         0.02      0.67
  Oppenheimer High Income Fund/VA                                  0.73     N/A       N/A         0.03      0.76

PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares            0.25     N/A       N/A         0.40      0.65

Salomon Brothers Variable Series Fund Inc
-------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Investors Fund -- Class I              0.70     N/A       N/A         0.12      0.82
  Salomon Brothers Variable Strategic Bond Fund -- Class I         0.75     N/A       N/A         0.28      1.03
  Salomon Brothers Variable Total Return Fund -- Class I           0.80     N/A       N/A         0.21      1.01

Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, after any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                       Total
                                                                                                     Underlying
                                                            Management 12b-1 Administrative  Other   Portfolio
                                                               Fees    Fees     Expenses    Expenses  Expenses
---------------------------------------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B     0.55%   0.25%      N/A         0.03%     0.83%

Federated Insurance Series
---------------------------------------------------------------------------------------------------------------
  Federated American Leaders Fund II -- Primary Shares         0.75     N/A        --         0.15      0.90
  Federated Capital Income Fund II                             0.67     N/A        --         0.35      1.02
  Federated High Income Bond Fund II -- Primary Shares         0.60     N/A        --         0.15      0.75

Fidelity Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------
  VIP Asset Manager Portfolio -- Initial Class                 0.53    0.00       N/A         0.09      0.62
  VIP Contrafund(R) Portfolio -- Initial Class                 0.58    0.00       N/A         0.07      0.65
  VIP Equity-Income Portfolio -- Initial Class                 0.48    0.00       N/A         0.08      0.56
  VIP Growth Portfolio -- Initial Class                        0.58    0.00       N/A         0.06      0.64
  VIP Growth Opportunities Portfolio -- Initial Class          0.58    0.00       N/A         0.12      0.70
  VIP Mid Cap Portfolio -- Service Class 2                     0.58    0.25       N/A         0.10      0.93
  VIP Overseas Portfolio -- Initial Class                      0.73    0.00       N/A         0.13      0.86

MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares          0.90    0.25       N/A         0.13      1.28

Salomon Brothers Variable Series Fund Inc
---------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Strategic Bond Fund -- Class I     0.75     N/A       N/A         0.25      1.00
  Salomon Brothers Variable Total Return Fund -- Class I       0.80     N/A       N/A         0.20      1.00
---------------------------------------------------------------------------------------------------------------

Appendix C
Condensed Financial Information


The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
------------------------------------------------------------------------------------------------------------------------
  Alger American Growth Portfolio -- Class O Shares                      $ 5.70            $ 7.58         817,059   2003
                                                                           8.64              5.70         936,757   2002
                                                                           9.96              8.64       1,392,133   2001
                                                                          11.87              9.96       1,392,041   2000
                                                                          10.00             11.87         231,761   1999
------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization Portfolio -- Class O Shares          4.44              6.93         430,824   2003
                                                                           6.81              4.44         368,144   2002
                                                                           9.82              6.81         528,445   2001
                                                                          13.71              9.82         537,277   2000
                                                                          10.00             13.71          97,659   1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                 8.03             10.45         564,379   2003
                                                                          10.50              8.03         471,081   2002
                                                                          10.66             10.50         340,210   2001
                                                                          10.00             10.66              --   2000
                                                                             --                --              --   1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated American Leaders Fund II -- Primary Shares                     7.02              8.82         219,699   2003
                                                                           8.94              7.02         218,794   2002
                                                                           9.49              8.94         397,695   2001
                                                                           9.42              9.49         243,347   2000
                                                                          10.00              9.42          85,187   1999
------------------------------------------------------------------------------------------------------------------------
  Federated Capital Income Fund II                                         5.68              6.74          68,122   2003
                                                                           7.59              5.68         100,284   2002
                                                                           8.94              7.59         129,702   2001
                                                                           9.98              8.94         107,356   2000
                                                                          10.00              9.98          36,259   1999
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares                     8.57             10.30         399,719   2003
                                                                           8.59              8.57         141,307   2002
                                                                           8.61              8.59         197,752   2001
                                                                           9.61              8.61         124,964   2000
                                                                          10.00              9.61          55,873   1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund ("VIP")
------------------------------------------------------------------------------------------------------------------------
  VIP Asset ManagerSM Portfolio -- Initial Class                           8.47              9.83         126,958   2003
                                                                           9.43              8.47         150,830   2002
                                                                           9.99              9.43         220,652   2001
                                                                          10.57              9.99         212,496   2000
                                                                          10.00             10.57          44,890   1999
------------------------------------------------------------------------------------------------------------------------

                                                                                            Number of
                                                          Accumulation      Accumulation  Accumulation
                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                            Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class               $ 7.99            $10.10       1,083,766   2003
                                                               8.96              7.99         985,297   2002
                                                              10.38              8.96       1,229,421   2001
                                                              11.29             10.38       1,214,744   2000
                                                              10.00             11.29         336,615   1999
------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                 7.60              9.75         757,822   2003
                                                               9.30              7.60         835,392   2002
                                                               9.95              9.30         917,825   2001
                                                               9.32              9.95         557,714   2000
                                                              10.00              9.32         242,696   1999
------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                        6.02              7.87         687,007   2003
                                                               8.76              6.02         697,045   2002
                                                              10.81              8.76       1,048,860   2001
                                                              12.34             10.81       1,122,676   2000
                                                              10.00             12.34         333,735   1999
------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class               7.01              8.54         515,611   2003
                                                               8.54              7.01         458,068   2002
                                                               9.52              8.54         607,616   2001
                                                              10.03              9.52         513,093   2000
                                                              10.00             10.03         150,665   1999
------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class          5.22              6.68         190,777   2003
                                                               6.79              5.22         204,162   2002
                                                               8.07              6.79         268,664   2001
                                                               9.89              8.07         236,293   2000
                                                              10.00              9.89          92,620   1999
------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                     9.08             12.36         345,059   2003
                                                              10.26              9.08         184,618   2002
                                                              10.81             10.26          82,604   2001
                                                              10.00             10.81              --   2000
                                                                 --                --              --   1999
------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                      6.33              8.94         150,134   2003
                                                               8.07              6.33          87,301   2002
                                                              10.41              8.07         179,907   2001
                                                              13.08             10.41         167,898   2000
                                                              10.00             13.08          28,190   1999
------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------
  Income Fund                                                 12.19             12.43         529,614   2003
                                                              11.27             12.19         814,908   2002
                                                              10.66             11.27         257,747   2001
                                                               9.78             10.66         165,406   2000
                                                              10.00              9.78          67,078   1999
------------------------------------------------------------------------------------------------------------
  International Equity Fund                                    6.08              8.25         136,373   2003
                                                               8.11              6.08         103,984   2002
                                                              10.41              8.11         121,898   2001
                                                              12.12             10.41          96,984   2000
                                                              10.00             12.12          15,200   1999
------------------------------------------------------------------------------------------------------------

                                                                             Number of
                                           Accumulation      Accumulation  Accumulation
                                          Unit Values at    Unit Values at   Units at
Subaccounts                             Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------
  Mid-Cap Value Equity Fund                   $ 8.68            $11.35         582,397   2003
                                               10.22              8.68         524,430   2002
                                               10.36             10.22         532,256   2001
                                                9.72             10.36         330,352   2000
                                               10.00              9.72         147,340   1999
---------------------------------------------------------------------------------------------
  Money Market Fund                            10.92             10.83       2,170,916   2003
                                               10.94             10.92       3,714,284   2002
                                               10.69             10.94       4,564,152   2001
                                               10.23             10.69       3,819,606   2000
                                               10.00             10.23       1,214,273   1999
---------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                    7.60              9.64         727,014   2003
                                                9.78              7.60         482,041   2002
                                               10.94              9.78         419,925   2001
                                               11.73             10.94         294,786   2000
                                               10.00             11.73          96,385   1999
---------------------------------------------------------------------------------------------
  Real Estate Securities Fund                  12.71             17.19         160,984   2003
                                               13.10             12.71         103,220   2002
                                               11.90             13.10          93,831   2001
                                                9.12             11.90          70,076   2000
                                               10.00              9.12          10,487   1999
---------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                         6.35              8.02       2,033,863   2003
                                                8.32              6.35       1,905,073   2002
                                                9.63              8.32       2,084,126   2001
                                               10.81              9.63       1,753,549   2000
                                               10.00             10.81         543,614   1999
---------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                  10.22             12.48         205,028   2003
                                               12.05             10.22         192,153   2002
                                               10.00             12.05         108,992   2001
                                                  --                --                   2000
                                                  --                --                   1999
---------------------------------------------------------------------------------------------
  Total Return Fund                             9.25             10.95         499,190   2003
                                               10.36              9.25         298,082   2002
                                               10.85             10.36         372,552   2001
                                               10.50             10.85         283,441   2000
                                               10.00             10.50          78,079   1999
---------------------------------------------------------------------------------------------
  U.S. Equity Fund                              7.38              8.96         342,666   2003
                                                9.29              7.38         425,255   2002
                                               10.32              9.29         313,046   2001
                                               10.55             10.32         254,245   2000
                                               10.00             10.55         100,906   1999
---------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------
  Goldman Sachs Growth and Income Fund          6.95              8.51         134,861   2003
                                                7.97              6.95         142,990   2002
                                                8.94              7.97         173,565   2001
                                                9.53              8.94          86,719   2000
                                               10.00              9.53          15,109   1999
---------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                              $11.85            $14.98         393,875   2003
                                                                 12.64             11.85         411,894   2002
                                                                 11.46             12.64         436,048   2001
                                                                  8.89             11.46         237,882   2000
                                                                 10.00              8.89          42,809   1999
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Institutional Shares                      9.40             10.55         856,023   2003
                                                                 10.21              9.40       1,087,532   2002
                                                                 10.88             10.21       1,591,602   2001
                                                                 11.31             10.88       1,437,590   2000
                                                                 10.00             11.31          347,91   1999
---------------------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio -- Institutional Shares          6.80              8.07         633,901   2003
                                                                  8.20              6.80         839,663   2002
                                                                 10.64              8.20       1,245,067   2001
                                                                 13.22             10.64       1,575,700   2000
                                                                 10.00             13.22         428,091   1999
---------------------------------------------------------------------------------------------------------------
  Flexible Income Portfolio -- Institutional Shares              11.94             12.50         138,865   2003
                                                                 10.98             11.94         265,152   2002
                                                                 10.36             10.98         200,610   2001
                                                                  9.90             10.36         191,005   2000
                                                                 10.00              9.90          89,213   1999
---------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                6.48              8.05          58,090   2003
                                                                  9.35              6.48          64,305   2002
                                                                 11.41              9.35         154,798   2001
                                                                 10.00             11.41          97,759   2000
                                                                    --                --              --   1999
---------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                   2.44              3.51         266,513   2003
                                                                  4.19              2.44         291,205   2002
                                                                  6.80              4.19         275,684   2001
                                                                 10.00              6.80         222,133   2000
                                                                    --                --              --   1999
---------------------------------------------------------------------------------------------------------------
  Growth Portfolio -- Institutional Shares                        5.75              7.46         944,140   2003
                                                                  7.96              5.75       1,174,963   2002
                                                                 10.74              7.96       1,819,775   2001
                                                                 12.77             10.74       2,092,272   2000
                                                                 10.00             12.77         500,424   1999
---------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Institutional Shares          7.76             10.30         403,108   2003
                                                                 10.60              7.76         565,435   2002
                                                                 14.03             10.60         784,857   2001
                                                                 16.96             14.03         885,554   2000
                                                                 10.00             16.96         102,381   1999
---------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Institutional Shares                5.12              6.81         742,675   2003
                                                                  7.22              5.12         867,195   2002
                                                                 12.12              7.22       1,217,251   2001
                                                                 18.07             12.12       1,417,961   2000
                                                                 10.00             18.07         513,109   1999
---------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Institutional Shares                  $ 6.95            $ 8.48         784,140   2003
                                                                        9.48              6.95       1,045,267   2002
                                                                       12.42              9.48       1,487,500   2001
                                                                       14.97             12.42       1,684,062   2000
                                                                       10.00             14.97         406,948   1999
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                   6.64              8.72         284,319   2003
                                                                        9.90              6.64          61,553   2002
                                                                       10.00              9.90          67,674   2001
                                                                          --                --              --   2000
                                                                          --                --              --   1999
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA                                 6.75              8.34         226,559   2003
                                                                        9.50              6.75         246,315   2002
                                                                       14.05              9.50         337,019   2001
                                                                       16.08             14.05         459,900   2000
                                                                       10.00             16.08          24,750   1999
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA (formerly, Oppenheimer Multiple          9.50             11.68         125,354   2003
   Strategies Fund/VA)                                                 10.77              9.50         128,522   2002
                                                                       10.71             10.77         190,985   2001
                                                                       10.23             10.71         116,683   2000
                                                                       10.00             10.23          10,366   1999
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Bond Fund/VA                                             11.57             12.16         174,744   2003
                                                                       10.78             11.57         244,092   2002
                                                                       10.16             10.78         290,069   2001
                                                                        9.73             10.16         167,312   2000
                                                                       10.00              9.73          41,749   1999
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA                              7.76             10.00         537,049   2003
                                                                       10.78              7.76         575,596   2002
                                                                       12.54             10.78         735,051   2001
                                                                       12.77             12.54         634,278   2000
                                                                       10.00             12.77          81,428   1999
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer High Income Fund/VA                                       8.92             10.88         465,002   2003
                                                                        9.28              8.92         194,552   2002
                                                                        9.25              9.28         178,281   2001
                                                                        9.77              9.25         141,624   2000
                                                                       10.00              9.77          35,858   1999
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                11.68             12.07         983,366   2003
                                                                       10.88             11.68         807,952   2002
                                                                       10.20             10.88         397,634   2001
                                                                       10.00             10.20              --   2000
                                                                          --                --              --   1999
---------------------------------------------------------------------------------------------------------------------

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc
-----------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Investors Fund -- Class I             $ 8.07            $10.51        213,912    2003
                                                                   10.65              8.07        219,643    2002
                                                                   11.30             10.65        239,512    2001
                                                                    9.96             11.30        100,680    2000
                                                                   10.00              9.96          2,865    1999
-----------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Strategic Bond Fund -- Class I         11.68             13.01        175,980    2003
                                                                   10.90             11.68        208,102    2002
                                                                   10.36             10.90        118,221    2001
                                                                    9.81             10.36        108,469    2000
                                                                   10.00              9.81         15,296    1999
-----------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Total Return Fund -- Class I            9.11             10.39         61,672    2003
                                                                    9.94              9.11         65,454    2002
                                                                   10.19              9.94         49,020    2001
                                                                    9.59             10.19         33,720    2000
                                                                   10.00              9.59         16,292    1999
-----------------------------------------------------------------------------------------------------------------

Appendix D -- The Guarantee Account



                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions, of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

                      Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods.

                      However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days before the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. (See the "Transfers" provision of this prospectus.) During the 30-day window, the allocation will accrue interest at the new guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. (See the "Dollar Cost Averaging Program" provision.) Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Table of Contents
Statement of Additional Information



                                                                       Page
The Company...........................................................  B-3
The Separate Account..................................................  B-4
Additional Information About the Guarantee Account....................  B-4
The Contracts.........................................................  B-5
   Transfer of Annuity Units..........................................  B-5
   Net Investment Factor..............................................  B-5
Agreements with Distributors and Advisers for the Funds...............  B-6
Termination of Participation Agreements...............................  B-6
Calculation of Performance Data.......................................  B-8
Subaccount Investing in the GE Investments Funds, Inc. -- Money Market
  Fund................................................................  B-8
   Other Subaccounts.................................................. B-10
   Other Performance Data............................................. B-11
Tax Matters........................................................... B-11
   Taxation of GE Life and Annuity Assurance Company.................. B-11
   IRS Required Distributions......................................... B-12
General Provisions.................................................... B-13
   Using the Contracts as Collateral.................................. B-13
   The Beneficiary.................................................... B-13
   Non-Participating.................................................. B-13
   Misstatement of Age or Gender...................................... B-13
   Incontestability................................................... B-13
   Statement of Values................................................ B-13
   Trust as Owner or Beneficiary...................................... B-13
   Written Notice..................................................... B-14
Distribution of the Contracts......................................... B-14
Legal Developments Regarding Employment-Related Benefit Plans......... B-14
Regulation of GE Life and Annuity Assurance Company................... B-14
Experts............................................................... B-14
Financial Statements.................................................. B-15

                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

GE Life and Annuity Assurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Form P1151 1/99 to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                        Street

________________________________________________________________________________
                                 City              State Zip


Signature of Requestor _________________________________________________________

                                      ii